SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	$ 123	$ 0	$ 1,405
Tameh Holding
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	81
Acciaierie d'Italia Holding
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	1,405
ArcelorMittal Zenica
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairments of equity method investments	$ 11